Reconciliation of Bank Equity Capital Under U.S. Generally Accepted Accounting Principles to Tier 1 Capital And Total Capital (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Equity capital	$ 214,182	$ 124,510	$ 109,951	$ 85,997	$ 76,044	$ 62,479
Unrealized gains on securities, net	(1,209)	2,578		2,162	866
Allowance for loan losses	12,762	11,478	9,894	9,060	8,403	6,742
Independent Bank
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Equity capital		166,711		115,765	108,119
Unrealized gains on securities, net		(2,578)		(2,162)	(866)
Disallowed goodwill and core deposit intangibles		(31,993)		(13,886)	(14,453)
Consolidated Tier 1 capital		132,140		99,717	92,800
Allowance for loan losses		11,478		9,060	8,403
Consolidated total capital	$ 180,868	$ 143,618		$ 108,777	$ 101,203